Note 19 - Leasing Arrangements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Rent Expense, Net, Total	$ 158,000	$ 111,000	$ 107,000